Other Matters - Sale of TLP Common Units (Details) - TLP $ in Millions	Apr. 01, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from sale of TLP common units	$ 112.4
Gain on sale of TLP common units	$ 104.1